Loans payable (Tables)	12 Months Ended
Dec. 31, 2021
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Shareholder loans	December 31, 2021	December 31, 2020
Principal opening balance	$127,320	$129,880
Unrealized foreign exchange	(540)	(2,560)
Principal ending balance	126,780	$127,320

Director loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Director loans	December 31, 2021	December 31, 2020
Principal opening balance	$345,004	$350,735
Unrealized foreign exchange	(1,208)	(5,731)
Principal ending balance	$343,796	$345,004

Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Executive loans	December 31, 2021	December 31, 2020
Principal opening balance	$152,640	$534,974
Addition loan	178,937	378,999
Net repayments	(244,391)	(648,600)
Unrealized foreign exchange	-	(112,733)
Principal ending balance	$87,186	$152,640

Promissory note [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note	December 31, 2021	December 31, 2020
Principal opening balance	$221,250	$-
Promissory note related to expired convertible (note 10)	-	165,000
Additional loan	-	56,250
Promissory settled by shares	(131,250)	-
Principal ending balance	$90,000	$221,250